Taxes on Income (Income Before Income Taxes and Income Taxes Expense (Benefit) Included in the Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income (loss) before income taxes, Israel	$ 23,226	$ 15,541	$ 19,486
Income (loss) before income taxes, foreign jurisdiction	2,356	324	(1,061)
Income (loss) before income taxes	25,582	15,865	18,425
Current taxes, Israel	2,379	2,242	2,383
Current taxes, foreign jurisdiction	1,095	720	465
Current taxes	3,474	2,962	2,848
Current tax (benefits) expenses relating to prior years, Israel	12	26
Current tax (benefits) expenses relating to prior years, foreign jurisdiction	(71)		(36)
Current tax (benefits) expenses relating to prior years	(59)	26	(36)
Deferred taxes, Israel	549	10	(437)
Deferred taxes, foreign jurisdiction	(96)	(270)	(470)
Deferred taxes	453	(260)	(907)
Income tax expense	$ 3,868	$ 2,728	$ 1,905